Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 19,777	$ 2,761	¥ 32,305
Cost of revenues	(4,151)	(579)	(9,951)
Gross profit	15,626	2,182	22,354
Operating expenses:
Selling and marketing expenses	(33,882)	(4,730)	(36,529)
General and administrative expenses	(21,308)	(2,974)	(24,279)
Research and development expenses	(1,370)	(191)	(8,700)
Impairment of long-lived assets			(300)
Total operating expenses	(56,560)	(7,895)	(69,808)
Loss from operations	(40,934)	(5,713)	(47,454)
Other income/(expenses):
Interest income/(expenses), net	(753)	(105)	(442)
Gain from equity method investments	(157)	(22)	427
Change in fair value of warrant liability	42,069	5,873	2,338
Other income, net	(900)	(126)	4,456
Loss from before income taxes	(675)	(93)	(40,675)
Income tax benefit
Net loss	(675)	(93)	(40,675)
Net loss attributable to TokenCat Limited’s ordinary shareholders	(675)	(93)	(40,675)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	435	61	(27)
Total other comprehensive (loss)/income	435	61	(27)
Total comprehensive loss	(240)	(32)	(40,702)
Comprehensive loss attributable to TokenCat Limited’s shareholders	¥ (240)	$ (32)	¥ (40,702)
Net loss attributable to the TokenCat Limited’s ordinary shareholders per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)			¥ (0.1)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)			¥ (0.1)
Weighted average number of ordinary shares
Basic (in Shares)	564,269,444	564,269,444	421,273,519
Diluted (in Shares)	564,269,444	564,269,444	421,273,519
Auto Shows
Net revenues
Total net revenues	¥ 771	$ 108	¥ 19,948
Special Promotion Events
Net revenues
Total net revenues			224
Online Marketing
Net revenues
Total net revenues	13,962	1,949	2,569
Social CRM Cloud Services
Net revenues
Total net revenues	764	107	3,820
Referral Service for Distribution Platform
Net revenues
Total net revenues	2,739	382	4,321
Others
Net revenues
Total net revenues	¥ 1,541	$ 215	¥ 1,423